Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	0	0
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	0
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	$62	$45	$62	$0
(b) VIEs for acquisition of real estate and real estate development projects for customers	606	351	432	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	4,154	1,511	2,993	0
(d) VIEs for corporate rehabilitation support business	174	2	0	0
(e) VIEs for investment in securities	751	86	223	1
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	5,662	3,696	5,662	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	6,926	7,005	6,926	0
(h) Other VIEs	1,776	763	1,569	68

Total	$20,111	$13,459	$17,867	$69

Note:	(1) The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
(2) The assets are pledged as collateral by VIE for financing of the VIE.
(3) This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
Types of VIEs:		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,143,069	0	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	$648	$104	$53	$157
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,668	1,530	720	2,734
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	15,698	0	297	462
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	27,714	0	533	541
(h) Other VIEs	515	53	39	92

Total	$56,243	$1,687	$1,642	$3,986

Note:	(4) Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.